Schedule I - Condensed Financial Information of Dryships Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Balance Sheets
	December 31,
	2013	2014
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$81	$119
Restricted cash	232	4,043
Due from related parties	21,223	23,223
Other current assets	664	116

Total current assets	22,200	27,501

NON-CURRENT ASSETS:

Investments in subsidiaries*	4,842,130	4,900,142

Total non-current assets	4,842,130	4,900,142

Total assets	$4,864,330	$4,927,643

LIABILITIES AND STOCKHOLDERS' EQUITY
CURRENT LIABILITIES:
Current portion of long-term debt	$820,820	$487,445
Due to subsidiaries*	1,405,024	1,428,489
Financial instruments	10,289	8,725
Due to related parties	51	2,194
Other current liabilities	6,596	6,175

Total current liabilities	2,242,780	1,933,028

NON-CURRENT LIABILITIES

Financial instruments	8,417	1,794

Total non-current liabilities	8,417	1,794

STOCKHOLDER'S EQUITY:	1-	1-
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2013 and 2014; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2013 and 2014, respectively	-	-
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2013 and 2014; 432,654,477 and 706,064,321 shares issued and outstanding at December 31, 2013 and 2014, respectively	4,326	7,060
Treasury stock; $0.01 par value; 21,000,000 and 36,100,000 shares at December 31, 2013 and 2014, respectively	(210)	(361)
Additional paid-in capital	2,824,702	3,249,376
Accumulated other comprehensive loss	(6,062)	(6,622)
Accumulated deficit	(209,623)	(256,632)

Total stockholders' equity	2,613,133	2,992,821

Total liabilities and stockholders' equity	$4,864,330	$4,927,643

* Eliminated in consolidation

Statements of Operations

	For the year ended December 31,
	2012	2013	2014
EXPENSES:
General and administrative expenses	$(29,408)	$(21,090)	$(23,893)
Operating loss	(29,408)	(21,090)	(23,893)

OTHER INCOME / (EXPENSES):
Interest and finance costs	(85,692)	(89,124)	(88,753)
Interest income	3,065	226	989
Loss on interest rate swaps	(9,513)	(774)	(739)
Other, net	672	(430)	(220)

Total other (expenses), net	(91,468)	(90,102)	(88,723)

Equity in earnings/(loss) of subsidiaries*	(125,902)	(112,404)	65,104

Net loss	$(246,778)	$(223,596)	$(47,512)

Loss per share, basic	(0.65)	(0.58)	(0.10)
Weighted average number of shares, basic	380,159,088	384,063,306	456,031,628
Loss per share, diluted	(0.65)	(0.58)	(0.10)
Weighted average number of shares, diluted	380,159,088	384,063,306	456,031,628

* Eliminated in consolidation

Statements of Comprehensive Income/ (loss)
	For the year ended December 31,
	2012	2013	2014
-Net loss	$(246,788)	$(223,596)	$(47,512)
Other comprehensive income/ (loss):

-Unrealized gain/(loss) on senior notes	2,059	-	-
- Reclassification of gain associated with Senior Notes to Consolidated Statement of Operations, net	(709)	-	-
- Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations, net	15,261	-	-
- Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations, net	371	331	327
- Actuarial gains/(losses)	(416)	2,087	(900)

Other comprehensive income/(loss)	$16,566	$2,418	$(573)

Comprehensive loss	$(230,212)	$(221,178)	$(48,085)

Statements of Cash Flows
	For the year ended December 31,
	2012	2013	2014

Net Cash Used in Operating activities	$(86,475)	$(85,042)	$(68,370)

Cash Flows from Investing Activities
Investments in subsidiaries	(107,463)	8,515	(32,250)
Dividends received	-	-	44,631
Restricted cash	408	52,033	(3,811)
Net Cash (Used in) / Provided by Investing activities	(107,055)	60,548	8,570

Cash Flows from Financing Activities
Due to subsidiaries	131,516	(67,735)	23,465
Payments of convertible notes	(72,804)	(97,164)	(700,000)
Net proceeds from common stock issuance	-	23,438	421,911
Net proceeds from sale of shares in subsidiary	180,485	122,960	-
Proceeds from long-term loans and notes	-	-	320,000
Payment of financing cost	(439)	(2,543)	(5,538)	1

Net Cash Provided by / (Used in) Financing Activities	238,758	(21,044)	59,838

Net (decrease) / increase in cash and cash equivalents	45,228	(45,538)	38
Cash and cash equivalents at beginning of year	391	45,619	81

Cash and cash equivalents at end of year	$45,619	$81	$119

Principal payment

Year ending December 31,	Amount
2015	$494,406

Total principal payments	494,406
Less-Financing fees	(6,961)
Total debt	$487,445